Financial assets and liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 12,471	$ 11,181
Gross carrying amount [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	4,504	4,304
Gross carrying amount [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loans and financing	9	9
Gross carrying amount [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	250	280
Gross carrying amount [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Loans and financing		2
Gross carrying amount [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	81	90
Gross carrying amount [member] | Basket Of Currencies And Usd L I B O R [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	153
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,253	6,256
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	221	240
At fair value [member]
IfrsStatementLineItems [Line Items]
Loans and financing	13,079	11,249
At fair value [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	4,950	4,391
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loans and financing	9	9
At fair value [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	250	278
At fair value [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Loans and financing		2
At fair value [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	85	91
At fair value [member] | Basket Of Currencies And Usd L I B O R [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	168
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	7,404	6,253
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 213	$ 225